OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2024	2023
	£m	£m
Loans and advances to customers:
Loans to housing associations	4	8
Other loans	318	347
	322	355
Debt securities	56	168
Other debt instruments	36	49
Equity securities	7	30
	421	602
For the Santander UK group, other financial assets at FVTPL comprised £341m (2023: £317m) of financial assets designated at FVTPL and £80m (2023: £285m)
of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represent other loans, being a portfolio of roll-up mortgages and deferred consideration. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management.
The net loss in the year attributable to changes in credit risk for loans and advances at FVTPL was £nil (2023: £nil, 2022: £1m). The cumulative net loss attributable to changes in credit risk for loans and advances at FVTPL at 31 December 2024 was £3m (2023: £3m,2022: £3m).

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	42.4. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2024	2023
	£m	£m
Debt securities	8,792	9,591
	8,792	9,591
In 2024 and 2023) all other financial assets were mandatorily held at FVTPL. In 2024, as part of MREL requirements, the Company issued £799m (2023:
£1,481m) debt securities, which were subsequently downstreamed to Santander UK plc.